Non-current assets of disposal groups classified as held for sale (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale	$ 21,607,472	$ 2,016,037
Adjustments for gain (loss) on disposals, property, plant and equipment	641,684
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Non-current assets of disposal groups classified as held for sale	$ 1,770,547